ORGANIZATION AND BASIS OF PRESENTATION - Financial information of Company's VIE and VIES's subsidiaries and kindergartens (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	$ 65,263	$ 53,454
Prepaid expenses and other current assets	9,344	8,927
Total current assets	82,252	70,105
Total assets	283,076	302,491
Total current liabilities	122,358	128,357
Total liabilities	203,920	224,824
Net revenues	180,313	109,715	$ 182,283
Net income(loss)	3,529	(41,183)	(2,190)
Net cash provided by (used in) operating activities	19,230	(6,526)	12,982
Net cash used in (provided by) investing activities	(6,429)	(2,585)	(34,378)
Net cash (used in) provided by financing activities	(1,397)	556	(13,454)
VIE
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	32,964	21,111
Prepaid expenses and other current assets	8,219	7,378
Total current assets	47,171	35,314
Total assets	171,872	186,948
Total current liabilities	98,706	106,357
Total liabilities	165,956	188,123
Net revenues	142,005	80,107	162,644
Net income(loss)	9,339	(34,938)	13,743
Net cash provided by (used in) operating activities	14,041	(12,007)	14,691
Net cash used in (provided by) investing activities	(3,135)	(2,368)	(16,360)
Net cash (used in) provided by financing activities	(820)	460	(1,457)
Effects of exchange rate changes	$ 1,632	(1,395)	$ (495)
Asset pledged as collateral | VIE
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Total assets		$ 0